Note 29 - Components of Other Short-Term Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Other short-term borrowings [Abstract]
Commercial paper	€ 1,840	€ 1,748
Other	2,194	1,804
Total other short-term borrowings	€ 4,034	€ 3,553